Allowance for Loan Losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 CreditScore	Dec. 31, 2011
Receivables [Abstract]
Maximum Original FICO score at for-profit schools to become eligible for Non-Traditional loans	670
Maximum Original FICO score at not-for-profit schools to become eligible for Non-Traditional loans	640
Delinquency period (in days)	212 days
Allowance for Private Education Loans losses	$ 198,000,000	$ 148,000,000
Recorded investment of loans granted a forbearance that qualified as a troubled debt restructurings	6,400,000,000	4,500,000,000
Recorded investment for troubled debt restructurings from loans granted interest rate concessions	$ 900,000,000	$ 700,000,000
Percentage of loans granted forbearance that migrated to TDR classification	43.00%	33.00%
Payment default period	Greater than 60 days past due
Criteria for loans to be considered as nonperforming	Greater than 90 days past due